Related Party Transactions (Details) - USD ($)							3 Months Ended		9 Months Ended		10 Months Ended		12 Months Ended
	Sep. 26, 2024	Mar. 28, 2023	Mar. 23, 2023	Feb. 10, 2023	Oct. 25, 2022	Oct. 22, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2022		Dec. 31, 2023		Mar. 28, 2025	Oct. 28, 2024	Sep. 28, 2024	Jun. 30, 2024	Jun. 28, 2024	May 31, 2024	Aug. 11, 2023	Jul. 15, 2022
Related Party Transactions [Line Items]
Cancelled shares									187,500
Share outstanding percentage							20.00%		20.00%
Number of shares	1,492,646
Common stock equal or exceed price per share (in Dollars per share)							$ 12.5		$ 12.5
Loan amount (in Dollars)									$ 1,151,000				$ 1,151,000
Private units									115,100				115,100
Exceeds price per share (in Dollars per share)																			$ 0.1
Number of warrants issued							343,125		343,125				343,125
Non-interest bearing unsecured							1		1											1
Unsecured promissory note (in Dollars)																$ 575,000	$ 172,500	$ 575,000		$ 657,700
Deposit (in Dollars)																					$ 330,969
Promissory notes as extension loans (in Dollars)							$ 745,500		$ 745,500
Loan amount (in Dollars)																						$ 500,000
Promissory notes payable (in Dollars)							230,500		230,500
Working capital (in Dollars)													$ 382,204
General and administrative services fee (in Dollars)		$ 10,000	$ 10,000
Agreed to forfeit													187,500
Exceeds price per share (in Dollars per share)													$ 12.5
Administrative Service [Member]
Related Party Transactions [Line Items]
Accrued administrative service expenses (in Dollars)							30,000		90,000	$ 60,000
Fee payable (in Dollars)								$ 180,000		$ 180,000			$ 90,000
Accrued administrative service expenses (in Dollars)													90,000
Space Frontier Investment Holding Limited [Member]
Related Party Transactions [Line Items]
Number of shares						420,000
Shares issued		420,000
Fen Zhang [Member]
Related Party Transactions [Line Items]
Number of shares						350,000
Shares issued		350,000
Promissory Note [Member]
Related Party Transactions [Line Items]
Promissory notes payable (in Dollars)							1,000,000		1,000,000
Working capital (in Dollars)									888,200
Related Party [Member]
Related Party Transactions [Line Items]
Promissory notes due to related parties (in Dollars)											$ 295,000
Accrued administrative service expenses (in Dollars)							$ 180,000		$ 180,000				$ 90,000
Sponsor [Member]
Related Party Transactions [Line Items]
Aggregate purchase price (in Dollars)					$ 25,000
Purchase price of shares issued (in Dollars)					$ 25,000
Working Capital Units [Member]
Related Party Transactions [Line Items]
Exceeds price per share (in Dollars per share)							$ 10		$ 10				$ 10
Working Capital Rights [Member]
Related Party Transactions [Line Items]
Number of warrants issued							115,100		115,100
Aggregate share													115,100
Working Capital Warrants [Member]
Related Party Transactions [Line Items]
Number of warrants issued							115,100		115,100
Warrants shares													115,100
Initial Shareholders [Member]
Related Party Transactions [Line Items]
Initial Shareholders percentage													20.00%
Director [Member]
Related Party Transactions [Line Items]
Number of shares						10,000
Shares issued		10,000
Common Class B [Member]
Related Party Transactions [Line Items]
Number of shares					2,156,250
Cancelled shares				718,750					718,750
Common stock, shares issued					2,156,250		1,437,500		1,437,500		1,437,500	[1]	1,437,500	[1]
Shares outstanding							1,437,500		1,437,500		1,437,500	[1]	1,437,500	[1]
Issuance of common stock					2,156,250
Shares held				718,750
Cancellation of ordinary shares				718,750									718,750
Shares issued											1,437,500		1,437,500
Forecast [Member]
Related Party Transactions [Line Items]
Deposit (in Dollars)															$ 172,500

[1]	As of December 31, 2022, this number includes an aggregate of up to 187,500 shares of Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5). On March 28, 2023, the over-allotment option was fully exercised.